Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	Vascular Biogenics Ltd.
Entity Central Index Key	0001603207
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	8 HaSatat St.
Entity Address, Address Line Two	Modi’in
Entity Address, Postal Zip Code	7178106
City Area Code	+972
Local Phone Number	8-9935000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Blue Hill Plaza
Entity Address, Address Line Two	Suite 1509
Entity Address, Address Line Three	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	+1-845
Local Phone Number	474-8411
Contact Personnel Name	Sam Backenroth